SHAREHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE – 14 SHAREHOLDERS’ EQUITY

Authorized Stocks

The Company was established under the laws of Cayman Islands on April 11, 2022, with one class of ordinary share.

On December 17, 2025, the Company approved for the implementation of a multi-class share structure and the rights and privileges of the Company’s Class A Ordinary Shares and Class B Ordinary Shares.

As of March 31, 2026 and 2025, the authorized share capital remains US$500,000 comprises 400,000,000 Class A Ordinary Shares (one (1) vote per share), 50,000,000 Class B Ordinary Shares (twenty-five (25) votes per share), and 50,000,000 undesignated shares.

Ordinary Shares outstanding

On May 9, 2024, the Company issued a total of 1,539,281 ordinary shares under the Plan, at the average market prices ranging from US$0.716 to US$0.778 per share, to four consultants to settle marketing advisories services fee rendered of US$1,165,000.

On October 11, 2024, the Company issued 3,600,000 ordinary shares at USD0.351 per share, for total gross proceeds of US$1,263,600 before deducting offering expenses payable by the Company.

On June 5, 2025, the Company completed the Follow-on Public Offerings on a best-efforts basis. The Company issued 11,000,000 ordinary shares at an offering price of US$0.60 and 33,000,000 common warrants to purchase up to 33,000,000 ordinary shares at an exercise price of US$0.01 per share, for total gross proceeds of US$6,930,000 and net proceeds of approximately US$6,871,548 after deducting expenses of approximately US$58,452 payable by the Company.

On December 17, 2025, the Company completed the Share Resignation to implement a dual-class share structure pursuant to which its then-issued and outstanding 59,564,571 ordinary shares were redesignated into 53,493,467 Class A Ordinary Shares and 6,071,104 Class B Ordinary Shares.

Unless indicated or the context otherwise requires, all share numbers and per share data in these consolidated financial statements have been retroactively presented to reflect the effect of the Share Resignation, as if such transaction occurred on the earliest day of the periods presented.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2024, 2025 AND 2026

As of March 31, 2026, 53,493,467 Class A Ordinary Shares and 6,071,104 Class B Ordinary Shares are issued and outstanding.

As of March 31, 2025, 9,493,467 Class A Ordinary Shares and 6,071,104 Class B Ordinary Shares are issued and outstanding.

Share Award Scheme

On April 19, 2024, the Company adopted the 2024 Equity Incentive Plan (the “Plan”). The maximum number of Class A Ordinary Shares that are available for issuance under the Plan is 2,000,000 Class A ordinary shares. Options shall expire after a maximum period not exceeding 10 years from the Date of Grant. On May 9, 2024, 1,539,281 Class A Ordinary Shares were issued under the Plan. The Plan provides for the grant of awards to eligible employees, directors, consultants, independent contractors, and advisors in the form of options, restricted stock, restricted stock units, stock appreciation rights, performance awards, other stock-based awards or dividend equivalents (each, an award).

As of March 31, 2025 and 2026, 460,719 Class A Ordinary Shares are not yet issued under the Plan.

Share Repurchase Program

On March 30, 2026, the Company authorized a US$100.0 million share repurchase program of its outstanding Class A ordinary shares. The Share Repurchase Program will remain in effect until December 31, 2028, unless earlier modified, suspended, or terminated by the Board.

As of March 31, 2025 and 2026, no Class A Ordinary Shares were repurchased.